Document and Entity Information	3 Months Ended
Mar. 31, 2020
Document and Entity Information
Document Type	F-1
Entity Registrant Name	Fiverr International Ltd.
Entity Emerging Growth Company	true
Entity ExTransition Period	false
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	Q1
Entity Central Index Key	0001762301
Amendment Flag	false